Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expenses [Line Items]
Current	$ 7,843	$ 7,237
Deferred	(69,356)	(50,662)
Total	(61,513)	(43,425)
Canada
Income Tax Expenses [Line Items]
Current	4,184	4,560
Deferred	(74,595)	(33,993)
Total	(70,411)	(29,433)
United States
Income Tax Expenses [Line Items]
Current	1,579	1,024
Deferred	6,183	(19,772)
Total	7,762	(18,748)
Other regions
Income Tax Expenses [Line Items]
Current	2,080	1,653
Deferred	(944)	3,103
Total	$ 1,136	$ 4,756